DEBT FACILITIES (Details Textual) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 02, 2021 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing convertible debentures	$ 230.0
Proceeds from issuing convertible debentures, net	222.8
Payments of transaction costs for borrowings	$ 7.2
Borrowings, interest rate	0.375%
Convertible debentures, conversion rate per $1000 (in shares) | shares	60.3865
Convertible debentures, conversion price per share (in dollars per share) | $ / shares	$ 16.56
Convertible debentures, percentage of principal amount used to determine redemption price	100.00%
Convertible debentures, cash purchase price percentage	100.00%
Convertible debentures, fair value of the debt portion	$ 180.4
Convertible debentures, fair value of debt portion, discounted cash flow model method, expected life (Year)	5 years
Convertible debentures, fair value of debt portion, discounted cash flow model method, discount rate	4.75%
Convertible debentures, fair value component, effective interest rate	5.09%
Reserve of equity component of convertible instruments	$ 42.3
Reserve of equity component of convertible instruments, deferred tax liability	11.4
Amortizable transaction costs	$ 7.2
Convertible Debentures [Member] | Convertible debentures redeemption [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debentures, share price threshold	130.00%
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.25%
Borrowings available under line of credit		$ 175.0
Line of credit, standby fee, percentage of undrawn portion		0.563%
Description of covenant leverage ratio		leverage covenant threshold from 3.00:1.00 (gross) to a 3.50:1.00 (net) leverage ratio.
Covenant leverage ratio based on total debt to rolling four quarters adjusted EBITDA		3.5
Interest coverage ratio covenant		4
Information about restrictions or covenants imposed by leases on lessee		The debt facilities also provide for negative covenants customary for these types of facilities and allows the Company to enter into finance leases, excluding any leases that would have been classified as operating leases in effect immediately prior to the implementation of IFRS 16 - Leases, of up to $50.0 million.
Letter of credit used as collateral		$ 35.4	$ 30.4
Undrawn portion of revolving credit facility		$ 139.6	$ 124.6
Revolving Credit Facility [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.25%
Line of credit, standby fee, percentage of undrawn portion		0.563%
Revolving Credit Facility [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.50%
Line of credit, standby fee, percentage of undrawn portion		0.875%